UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          January 23, 2012


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        40
FORM 13F INFORMATION VALUE TOTAL:              $309411

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1884     33511   Sole		     33511
Apple Computer  Common  037833100    765      1889   Sole                     1889
Arbitron Inc.   Common  03875Q108    317      9206   Sole                     9206
Automatic Data 	Common	053015103   1301     24083   Sole                    24083
Berkshire Hath	Common	084670108  61738       538   Sole                      538
Berkshire Hath	Common	084670702  19506    255649   Sole                   255649
Buckeye PartnersCommon  118230101    361      5650   Sole                     5650
Chevron Corp    Common	166764100   1433     13465   Sole                    13465
Cisco Systems	Common	17275R102  25262   1397214   Sole                  1397214
Coca-Cola Co.	Common	191216100  14275    204010   Sole                   204010
Conoco Phillips Common  20825C104    344      4720   Sole                     4720
Deutsce Bk ETF  ETF     73935S105    510     19000   Sole                    19000
Emerson Elec.	Common	291011104    771     16550   Sole                    16550
ExxonMobil	Common	30231G102   5514     65049   Sole                    65049
General ElectricCommon	369604103   3490    194842   Sole                   194842
Google Inc.     Common  38259P508    214       332   Sole                      332
Hersey Foods	Common  427866108    482      7802   Sole                     7802
Hewlett-Packard Common  428236103    635     24637   Sole                    24637
H.J. Heinz Co.	Common	423074103   1062     19661   Sole		     19661
IBM		Common	459200101   2495     13569   Sole                    13569
Intel Corp.	Common	458140100   6438    265498   Sole                   265498
Johnson & JohnsoCommon	478160104  30452    464342   Sole                   464342
Linear TechnologCommon	535678106  28087    935309   Sole		    935309
Mastercard Inc  Common  57636Q104    373      1000   Sole                     1000
Medtronic	Common	585055106   6315    165099   Sole                   165099
Microsoft	Common	594918104  27754   1069120   Sole                  1069120
3M Company 	Common	88579Y101   2004     24514   Sole                    24514
Monsanto        Common  61166W101    242      3460   Sole                     3460
Moody's Corp.	Common	615369105  16748    497272   Sole		    497272
Neustar Inc.    Common  64126X201    372     10900   Sole                    10900
PepsiCo		Common	713448108   1683     25358   Sole                    25358
Pfizer Inc.	Common	717081103    239     11059   Sole                    11059
Procter & GambleCommon	742718109  22986    344560   Sole                   344560
Royal Dutch ScheCommon  780259206    303      4143   Sole                     4143
Verizon Commun  Common  92343V104    293      7292   Sole                     7292
Walgreen Co.	Common	931422109  16870    510295   Sole                   510295
Wal-mart Stores Common  931142103    278      4652   Sole                     4652
Walt Disney Co.	Common	254687106    682     18199   Sole                    18199
Western Union   Common  959802109   4446    243508   Sole		    243508
Wright Express  Common  98233Q105    487      8980   Sole                     8980